Financial Risk Management and Fair Values of Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
5.	FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS

Financial risk factors

The Group is exposed to various market risks including cryptocurrency risk, interest rate risk, investment risk and foreign currency risk, as well as credit risk and liquidity risk associated with financial assets and liabilities. The Group has designed and implemented various risk management strategies, which are the same as those discussed in the Annual Financial Statements, to ensure the exposure to these risks is consistent with its risk tolerance and business objectives.

Liquidity risk

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At June 30, 2025
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at June 30
Trade payables	76,248	-	-	-	76,248	76,248
Other payables and accruals	39,219	119	56	2,226	41,620	41,620
Amounts due to a related party	11,337	-	-	-	11,337	11,337
Borrowings and derivative liabilities	32,012	26	407,747	375,399	815,184	798,112
Borrowings from a related party	90,000	82,917	-	-	172,917	172,917
Lease liabilities	11,922	11,931	35,214	56,033	115,100	92,642
	260,738	94,993	443,017	433,658	1,232,406	1,192,876
	At December 31, 2024
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	31,471	-	-	-	31,471	31,471
Other payables and accruals	40,617	112	53	1,485	42,267	42,267
Amounts due to a related party	8,747	-	-	-	8,747	8,747
Borrowings and derivative liabilities	15,000	-	497,750	-	512,750	905,262
Lease liabilities	8,655	8,807	27,105	55,693	100,260	78,133
	104,490	8,919	524,908	57,178	695,495	1,065,880

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are estimated at a specific point in time, by discounting expected cash flows at rates for assets and liabilities of the same remaining maturities and conditions. These estimates are subjective in nature and involve uncertainties and significant judgment, and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

●	Level 1 valuation: unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

●	Level 2 valuation: inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.

●	Level 3 valuation: fair value measured using significant unobservable inputs.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As of June 30, 2025 and December 31, 2024, except for the investments in financial assets at fair value through profit or loss, cryptocurrency-settled receivables and payables, USDC, and derivative liabilities, substantially all of the Group’s financial assets and financial liabilities are carried at amortized costs and the carrying amounts approximate their fair values.

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in Level 1.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in Level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

The Group’s finance department performs valuations of financial instruments. The finance department reports directly to the chief financial officer and discusses valuation processes and results with the chief financial officer in order to comply with the Group’s accounting and reporting requirements.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments. Certain information used in the valuation procedures is obtained through the assistance of independent third-party valuation firm.

The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	June 30, 2025	Level 1	Level 2	Level 3
USDC	Quoted price	34	34	-	-
Cryptocurrency-settled receivables	Quoted price	1,491	1,491	-	-
Investment A, B, D and E in unlisted equity instruments	Net asset value	22,092	-	-	22,092
Investment F, I and J in unlisted equity instruments	Recent transaction price	3,434	-	-	3,434
Investment C in unlisted equity instrument	Market calibration method	9,557	-	-	9,557
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,540	-	-	3,540
Cryptocurrency-settled payables	Quoted price	24,677	24,677	-	-
Derivative liabilities	Binomial model	437,953	-	-	437,953

In thousands of USD	Valuation technique(s) and key input	December 31, 2024	Level 1	Level 2	Level 3
USDC	Quoted price	2	2	-	-
Cryptocurrency-settled receivables	Quoted price	974	974	-	-
Investment A, B, D and E in unlisted equity instruments	Net asset value	24,595	-	-	24,595
Investment F, I and J in unlisted equity instruments	Recent transaction price	3,102	-	-	3,102
Investment C in unlisted equity instrument	Market calibration method	10,284	-	-	10,284
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Binomial model	3,540	-	-	3,540
Cryptocurrency-settled payables	Quoted price	21,372	21,372	-	-
Derivative liabilities	Binomial model	763,939	-	-	763,939

During the periods ended June 30, 2025 and 2024, there was no transfer between levels. Transfer between levels of the fair value hierarchy, if any, are deemed to occur at the end of each reporting period.

The following table presents the changes in Level 3 financial instruments for the periods ended June 30, 2025 and 2024:

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative liabilities
At January 1, 2025	42,521	763,939
Additions	332	212,026
Derecognition of derivative liabilities on conversion	-	(122,091)
Net fair value changes recognized in profit or loss	(3,230)	(415,921)
At June 30, 2025	39,623	437,953

At January 1, 2024	37,775	-
Additions	2,524	11,106
Net fair value changes recognized in profit or loss	1,440	14,230
At June 30, 2024	41,739	25,336